Major Customer And Geographic Information (Schedule Of Major Customer Data) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Israeli Ministry Of Defense
Revenue, Major Customer [Line Items]
Percentage of total revenues	22.00%	15.00%	23.00%
U.S. Government
Revenue, Major Customer [Line Items]
Percentage of total revenues	6.00%	8.00%	8.00%